Changes In Fair Value On Financial Assets Measured At FVTPL - Summary Of Changes In Fair Value (Detail) - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022		Apr. 30, 2021
Disclosure Of Detailed Information Of Changes In Fair Value Of Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Changes in fair value on financial assets at FVTPL	$ 15,386	$ 16,940	[1]	$ 9,063	[1]

[1]	The comparative consolidated financial statements have been re-presented from Hong Kong dollar to US$ to reflect the Company’s change in presentation currency. See note 1.